Post-retirement benefit obligations (Tables)	12 Months Ended
Jun. 30, 2022
Post-retirement benefit obligations
Schedule of post-retirement benefit obligations

		Non-current		Current		Total
		2022	2021	2022	2021	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement healthcare obligations	34.1
South Africa		3 300	3 238	256	218	3 556	3 456
United States of America		228	236	20	21	248	257
		3 528	3 474	276	239	3 804	3 713
Pension obligations	34.2
Foreign — post-retirement benefit obligation		6 535	9 823	277	258	6 812	10 081
Total post-retirement benefit obligations		10 063	13 297	553	497	10 616	13 794

Pension assets	34.2
South Africa — post-retirement benefit asset		(64)	(46)	—	—	(64)	(46)
Foreign — post-retirement benefit asset		(569)	(545)	—	—	(569)	(545)
Total post-retirement benefit assets		(633)	(591)	—	—	(633)	(591)
Net pension obligations		5 902	9 232	277	258	6 179	9 490

Schedule of loss/(gain) on post-retirement benefit obligations

		Loss/(gain) recognised in the income			Loss/(gain) recognised in other
		statement			comprehensive income
		2022	2021	2020	2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement benefit obligations
Post-retirement healthcare obligations	34.1	442	407	467	(131)	201	(1 040)
Pension benefits - projected benefit obligation	34.2	7 934	7 248	7 073	(3 184)	5 715	(6 921)
Pension benefits - plan asset of funded obligation	34.2	(6 699)	(6 115)	(5 470)	(963)	(7 062)	7 507
Net movement on asset limitation and reimbursive right		396	357	232	1 863	312	601
		2 073	1 897	2 302	(2 415)	(834)	147

Schedule of actuarial valuations

	Healthcare benefits	Pension benefits
Last actuarial valuation — South Africa	31 March 2022	31 March 2022
Last actuarial valuation — United States of America	30 June 2022	30 June 2022
Last actuarial valuation — Europe	n/a	30 April 2022
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

Schedule of actuarial assumptions

			United States of
	South Africa		America				Europe
	2022	2021	2022		2021		2022	2021
at valuation date	%	%	%		%		%	%
Healthcare cost inflation	7,5	7,5	n/a	*	n/a	*	n/a	n/a
Discount rate — post-retirement medical benefits	12,4	11,6	4,3		2,7		n/a	n/a
Discount rate — pension benefits	12,4	11,1	4,2		2,0		2,5	1,2
Pension increase assumption	5,1	5,2	n/a	**	n/a	**	2,2	1,8
Average salary increases	5,5	5,5	4,2		4,2		3,2	2,8
Weighted average duration of the obligation — post-retirement medical obligation	14 years	13 years	10 years		12 years		n/a	n/a
Weighted average duration of the obligation — pension obligation	12 years	12 years	4 years		7 years		16 years	18 years

*

The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**	There are no automatic pension increases for the United States of America pension plan.

Assumptions regarding future mortality are based on published statistics and mortality tables.

34.1	Post-retirement healthcare obligations

Healthcare
Post-retirement benefit obligations
Reconciliation of obligation recognised

	South Africa		United States of America		Total
	2022	2021	2022	2021	2022	2021
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Total post-retirement healthcare obligation at beginning of year	3 456	2 992	257	385	3 713	3 377
Movements recognised in the income statement:	421	413	21	(6)	442	407
current service cost	30	26	14	18	44	44
interest cost	391	387	7	7	398	394
curtailments and settlements	—	—	—	(31)	—	(31)
Actuarial (gains)/losses recognised in other comprehensive income:	(91)	237	(40)	(36)	(131)	201
arising from changes in financial assumptions	(284)	539	(41)	(12)	(325)	527
arising from changes in actuarial experience	193	(302)	1	(24)	194	(326)
Benefits paid	(230)	(186)	(22)	(23)	(252)	(209)
Translation of foreign operations	—	—	32	(63)	32	(63)
Total post-retirement healthcare obligation at end of year	3 556	3 456	248	257	3 804	3 713

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		United States of America
	2022	2021	2022		2021
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	387	411	—	*	—	*
Decrease in the healthcare cost inflation	(325)	(344)	—	*	—	*
Increase in the discount rate	(309)	(329)	(21)		(25)
Decrease in the discount rate	373	399	28		34
*

A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants. There are no automatic pension increases for the United States pension plan.

Pension
Post-retirement benefit obligations
Reconciliation of obligation recognised

	South Africa		Foreign		Total
	2022	2021	2022	2021	2022	2021
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation at beginning of year	57 054	47 228	13 268	16 321	70 322	63 549
Movements recognised in income statement:	7 326	6 571	608	677	7 934	7 248
current service cost	1 115	923	434	579	1 549	1 502
curtailments and settlements	—	—	—	(129)	—	(129)
interest cost	6 211	5 648	174	227	6 385	5 875
Actuarial (gains)/losses recognised in other comprehensive income:	(533)	6 093	(2 651)	(378)	(3 184)	5 715
arising from changes in demographic assumptions	—	—	—	(1)	—	(1)
arising from changes in financial assumptions	(2 133)	303	(2 654)	(452)	(4 787)	(149)
arising from change in actuarial experience	1 600	5 790	3	75	1 603	5 865
Member contributions	536	503	—	—	536	503
Benefits paid	(3 905)	(3 341)	(496)	(1 070)	(4 401)	(4 411)
Disposal of business[1]	—	—	(1 223)	—	(1 223)	—
Translation of foreign operations	—	—	524	(2 282)	524	(2 282)
Projected benefit obligation at end of year	60 478	57 054	10 030	13 268	70 508	70 322

unfunded obligation[2]	—	—	6 812	10 028	6 812	10 028
funded obligation	60 478	57 054	3 218	3 240	63 696	60 294
1	Relates to the disposal of Sasol's European wax business in Germany.
2

Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value of R135 million (2021 – R218 million). A decrease of R88 million (2021 – increase of R22 million) has been recognised as a loss in other comprehensive income in respect of the reimbursive right.

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		Foreign
	2022	2021	2022		2021
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions
Increase in average salaries increase assumption	6	9	312		470
Decrease in average salaries increase assumption	(6)	(8)	(271)		(446)
Increase in the discount rate	(1 161)	(1 474)	(1 199)		(1 833)
Decrease in the discount rate	1 364	1 748	1 507		2 360
Increase in the pension increase assumption	1 453	1 821	929	*	1 353	*
Decrease in the pension increase assumption	(1 261)	(1 566)	(737)	*	(1 102)	*
*

This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.

Schedule of allocation of plan assets

	South Africa		United States of America
	2022	2021	2022	2021
at 30 June	%	%	%	%
Equities	55	54	35	30
resources	7	7	5	4
industrials	3	2	4	3
consumer discretionary	9	11	4	4
consumer staples	7	9	2	2
healthcare	5	5	4	4
information technologies	8	6	8	6
telecommunications	4	4	3	2
financials (ex real estate)	12	10	5	5
Fixed interest	18	16	40	50
Direct property	10	11	9	6
Listed property	3	2	—	—
Cash and cash equivalents	2	4	—	—
Third party managed assets	11	12	—	—
Other	1	1	16	14
Total	100	100	100	100

	South Africa¹		United States of America
	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%
Equities
local	25	35	—	100
foreign	25	35	—	100
Fixed interest	10	25	—	100
Property	10	20	—	100
Other	—	15	—	100
1	Members of the defined contribution scheme have a choice of four investment portfolios. The total assets of the fund under these investment portfolios are R216 million, R64 656 million, R1 269 million and R919 million for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio and money market portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted. The South African targeted allocation was updated to incorporate the higher permissible foreign asset allocation, by raising the foreign equity allocation to a range of 25-35% from 15-30% (the mid-point effectively increases by 7,5 percentage points) and reducing the local equity allocation commensurately.

Schedule of net defined benefit liability (asset)

	South Africa		Foreign		Total
	2022	2021	2022	2021	2022	2021
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation (funded)	60 478	57 054	3 218	3 240	63 696	60 294
defined benefit portion	29 569	25 119	3 218	3 240	32 787	28 359
defined benefit option for defined contribution members	30 909	31 935	—	—	30 909	31 935
Plan assets	(66 284)	(60 671)	(3 787)	(3 732)	(70 071)	(64 403)
defined benefit portion	(35 375)	(28 736)	(3 787)	(3 732)	(39 162)	(32 468)
defined benefit option for defined contribution members	(30 909)	(31 935)	—	—	(30 909)	(31 935)
Projected benefit obligation (unfunded)	—	—	6 812	10 028	6 812	10 028
Asset not recognised due to asset limitation	5 742	3 571	—	—	5 742	3 571
Net liability/(asset) recognised	(64)	(46)	6 243	9 536	6 179	9 490

Schedule of reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total
	2022	2021	2022	2021	2022	2021
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Fair value of plan assets at beginning of year	60 671	50 618	3 732	4 502	64 403	55 120
Movements recognised in income statement:	6 610	6 035	89	80	6 699	6 115
interest income	6 610	6 035	89	80	6 699	6 115
Actuarial gains/(losses) recognised in other comprehensive income:	1 200	6 303	(237)	759	963	7 062
arising from return on plan assets	1 200	6 303	(237)	759	963	7 062
(excluding interest income)
Plan participant contributions[1]	536	503	—	—	536	503
Employer contributions[1]	1 172	553	27	53	1 199	606
Benefit payments	(3 905)	(3 341)	(312)	(869)	(4 217)	(4 210)
Translation of foreign operations	—	—	488	(793)	488	(793)
Fair value of plan assets at end of year	66 284	60 671	3 787	3 732	70 071	64 403
Actual return on plan assets	7 810	12 338	(148)	839	7 662	13 177
1	Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.

Schedule of contributions to plans

	South Africa	Foreign
	Rm	Rm
Pension contributions	1 209	29